Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepaid Expense and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Prepaid VAT	79,434	62,121
Prepaid other service fees(1)	37,339	49,645
Receivables for disposal of property and equipment	—	12,983
Deposits(2)	9,968	6,016
Receivables from third-party payment platforms (3)	23,100	4,215
Prepaid rental expenses(4)	6,909	721
Others	5,076	5,288
Less: allowance for other receivables	—	(95)
Total	161,826	140,894

(1)
Prepaid other service fees mainly consisted of the prepayments for the purchase of promotion gifts and learning materials for Online K-12 tutoring services and the purchase of third party educational content and hardware. The nature of such prepayment was generally short-term.

(2)
Deposits mainly consisted of property management deposits and rental deposits. During the year ended December 31, 2021, RMB16,643 impairment loss was recorded in relation to the rental deposits.

(3)
Receivables from third-party payment platforms consisted of cash that had been received from customers but held by the third-party payment platforms.

(4)
The prepaid rental expenses balance represented the prepaid rental expenses for short-term leases.